FAIR VALUE MEASUREMENTS (Fair Value Of Rap Cap Derivative) (Details) - Interest Rate Cap [Member] - CNY (¥)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	¥ 72,019,365	¥ 92,404,068
Additions		386,123
Amortization	(11,182,472)	(17,438,596)
Cancellation		(3,992,475)
Balance at December 31,	¥ 60,836,893	¥ 71,359,120